Business and Nature of Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Business and Nature of Operations [Abstract]
BUSINESS AND NATURE OF OPERATIONS

NOTE 1 – BUSINESS AND NATURE OF OPERATIONS

Spectral Capital Corporation (the “Company” or “Spectral”) was incorporated on September 13, 2000 under the laws of the State of Nevada. Spectral is focused on the identification, acquisition, development, and financing of technology that has the potential to transform existing industries.  Spectral has acquired significant stakes in two recently reactivated technology companies (Noot and Monitr) as well as interests within telecommunications, data and switching services, specifically providing international long distance reselling services on a business-to-business (B2B) basis and a newly emergent business in the field of deploying Quantum Computing as a Service (“QAAS”) technologies as well as supporting start-ups in that field with shared technological, marketing and other resources.

On July 15, 2025, the Company entered into a definitive share-exchange agreement to acquire 100% of the issued and outstanding shares of 42 Telecom Ltd. (“42 Telecom”), a Maltese-organized telecommunications infrastructure provider, and the transaction closed on August 1, 2025, thereby making 42 Telecom a wholly owned subsidiary. In connection with the 42 Telecom acquisition, the Company also acquired three of its operating subsidiaries: 42 Telecom AB Ltd. (Sweden), 42 Telecom UK Ltd. (United Kingdom), and Arcus Technologies Ltd. (Malta). 42 Telecom provides international telecommunications and messaging solutions, including SMS aggregation, enterprise messaging, OTT messaging, and subscription-based communication solutions, serving a global customer base of mobile network operators and enterprises.

On December 29, 2025, the Company entered into a Definitive Stock Purchase Agreement to acquire 100% of the issued and outstanding shares of Telvantis Voice Services, Inc. (“Telvantis”), a Florida corporation incorporated in 2020, and the transaction closed on December 31, 2025, thereby making Telvantis a wholly owned subsidiary. In connection with the Telvantis acquisition, the Company also acquired two of its operating subsidiaries: Phonetime, Inc. and Matchcom Telecommunications, Inc. Telvantis provides technology products and services to the telecommunications industry, specializing in voice traffic solutions — primarily VoIP-based international voice termination and SMS services — delivered on a business-to-business basis to telephone carrier customers.

As such, the Company currently exists as a holding company with 42 Telecom Ltd. as a directly held subsidiary—through which 42 Telecom AB Ltd., 42 Telecom UK Ltd., and Arcus Technologies Ltd. operate—and Telvantis Voice Services, Inc. as a direct operating subsidiary, through which Phonetime, Inc. and Matchcom Telecommunications, Inc. operate.

NOTE 1 – BUSINESS AND NATURE OF OPERATIONS

Spectral Capital Corporation (the “Company” or “Spectral”) was incorporated on September 13, 2000 under the laws of the State of Nevada. The Company is focused on the identification, acquisition, development, and financing of technology with the potential to transform existing industries.  Spectral has acquired significant stakes in two recently reactivated technology companies (Noot Holdings, Inc. (“Noot”) and Monitr Holdings, Inc.(“Monitr”)) as well as interests within telecommunications, data and switching services, specifically providing international long distance reselling services on a business-to-business (B2B) basis and a newly emergent business in the field of deploying Quantum Computing as a Service (“QAAS”) technologies as well as supporting start-ups in that field with shared technological, marketing and other resources.

Spectral’s business model is built on four synergistic pillars: (1) the development of a robust intellectual property portfolio—including patents and trade secrets—at the intersection of artificial intelligence and hybrid classical computing; (2) monetization of that IP through licensing agreements that include both cash payments and equity in licensee companies; (3) creation of high-impact software tools derived from Spectral’s core IP that are modular, cost-efficient, and capable of producing significant risk-adjusted returns; and (4) acquisition and transformation of smaller technology companies through the strategic application of Spectral’s proprietary technology.

In 2025, the Company formally rescinded certain transactions involving former Chairman Sean Michael Brehm and related entities. These rescissions preserved Spectral’s independently developed intellectual property and clarified ownership of over 100 provisional patents. In connection with the rescissions, the 1,000,000 shares of Series Quantum Preferred Stock previously issued to Mr. Brehm in exchange for the NNN acquisition were returned to the Company and cancelled at par value, with no gain or loss recognized, and $675,700 of related-party demand advances was relieved and recorded as an increase to additional paid-in capital, thereby restoring strategic focus and corporate governance alignment.

Acquisition of 42 Telecom Ltd.

On July 15, 2025, Spectral entered into a definitive share-exchange agreement to acquire 100% of the issued and outstanding shares of 42 Telecom Ltd. (“42 Telecom”), a Maltese-organized telecommunications infrastructure provider. The transaction closed on August 1, 2025; 42 Telecom is now a wholly owned subsidiary of Spectral. As consideration, the Company issued 8,000,000 shares of its common stock and placed an additional 8,000,000 shares into escrow subject to earn-out and performance milestones (the “Escrow Shares”).

The acquisition included the following wholly owned subsidiaries of 42 Telecom:

●	42 Telecom AB Ltd. (Sweden)

●	42 Telecom UK Ltd. (United Kingdom)

●	Arcus Technologies Ltd. (Malta)

42 Telecom provides international telecommunications and messaging solutions. Its activities include SMS aggregation, enterprise messaging, OTT messaging (including Viber traffic), access to proprietary SS7 and messaging platforms, and subscription-based communication solutions. Through Arcus Technologies Ltd., 42 Telecom also offers platform-as-a-service solutions tailored for the tourism sector. 42 Telecom serves a global customer base consisting primarily of mobile network operators and enterprises.

Acquisition of Telvantis Voice Services. Inc.

On December 29, 2025, Spectral entered into a Definitive Stock Purchase Agreement with Telvantis, Inc. (formerly Raadr, Inc.), a Nevada corporation, to acquire 100% of the issued and outstanding shares of Telvantis Voice Services, Inc. (“Telvantis”), a Florida corporation. At the time of the acquisition, Telvantis was considered a related party of the Company, as Telvantis is 75% owned by Mexedia SpA, an entity that is a related party of Spectral through the common directorship of Mr. Orlando Taddeo, who served as director of 42 Telecom (a wholly owned Spectral subsidiary) and retained a controlling ownership interest in Mexedia SpA through Heritage Ventures Ltd. through December 31, 2025.

The transaction closed on December 31, 2025; Telvantis is now a wholly owned subsidiary of Spectral. As consideration, Spectral issued 1,500,000 shares of its common stock at closing and may issue up to an additional 8,500,000 shares subject to financial year 2026 performance milestones (the “Earn-Out Shares”) (i) Earn-Out Shares shall be earned at a rate of 1,000,000 shares for each $1,000,000 of annualized net operating profit (GAAP basis) above $1,500,000, up to a maximum of 8,500,000 shares; or alternatively, (ii) upon achievement of total annualized gross revenues of $665,000,000 with an equivalent or superior operating margin as compared to the Company’s 2025 results. In addition, the aggregate value of all Spectral shares issued in connection with the acquisition must achieve a 30-day volume weighted average price (“VWAP”) of at least $65,000,000 by December 29, 2026, failing which the Seller may elect to rescind the transaction or Spectral may, at its sole option, issue such additional shares as would be necessary to satisfy the minimum value threshold.

The acquisition included the following wholly owned subsidiaries of Telvantis:

●	Phonetime, Inc. (U.S.) — A subsidiary providing international voice termination services

●	Matchcom Telecommunications, Inc. (U.S.) — A subsidiary focused on customer care and telecom solutions

Telvantis is a telecommunications services provider specializing in VoIP and voice traffic solutions delivered primarily to telecommunications businesses on a business-to-business basis, with a focus on high-quality, cost-effective international voice services.